Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 46,199	$ 81,618
Time deposits	12,157	12,000
Accounts receivable	10,608	8,235
Due from Manager	418	601
Inventories	4,227	5,174
Derivative assets	62	0
Accrued revenue	2,029	166
Restricted cash	1,660	1,195
Prepaid expenses and other current assets	1,726	2,019
Total current assets	79,086	111,008
FIXED ASSETS:
Vessels, net	942,876	1,038,719
Advances for vessels	3,653	13,007
Total fixed assets	946,529	1,051,726
OTHER NON CURRENT ASSETS:
Restricted cash	8,651	10,002
Derivative assets - Long-term	0	88
Accrued revenue	831	929
Total assets	1,035,097	1,173,753
CURRENT LIABILITIES:
Current portion of long-term debt, net	25,588	12,177
Unearned revenue	3,540	2,040
Trade accounts payable	4,137	5,392
Accrued liabilities	3,666	4,153
Derivative liabilities	2	17
Total current liabilities	36,933	23,779
Derivatives liabities - Long-term	0	157
Long-term debt, net	541,816	569,781
Other liabilities	0	1,500
Total liabilities	578,749	595,217
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 99,251,628 and 101,526,708 issued and outstanding at December 31, 2016 and 2017, respectively	102	99
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,490,603 Series B Preferred Shares and 379,514 Series B Preferred Shares, 2,300,000 and 2,300,000 Series C Preferred Shares, 3,200,000 and 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2016 and 2017, respectively	59	70
Treasury stock, $0.001 par value; 113,076 shares repurchased at December 31, 2016 and December 31, 2017, respectively	(120)	(120)
Additional paid in capital	361,202	384,241
Retained earnings	95,105	194,246
Total shareholders' equity	456,348	578,536
Total liabilities and shareholders' equity	$ 1,035,097	$ 1,173,753